Non-Current Liabilities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 15, 2018	Jul. 31, 2020	Aug. 17, 2017	Dec. 31, 2020	Dec. 31, 2018	Oct. 03, 2017
Non-Current Liabilities [Abstract]
Bank credit facility			$ 6,000			$ 300
Withdrawn from bank					$ 3,000
Bear annual interest	6.75%		6.00%
Ordinary shares of total exercise price			$ 600
Exercise price			$ 5.02
Credit facility, description				The remaining credit facility ("the second facility") may be withdrawn until March 15, 2018 bearing annual interest 3-months Libor plus 6.75%. The interest on the loans is payable on a quarterly basis and the loan principal is repayable in eight equal consecutive quarterly installments, whereby the first installment is due at the end of 18 and 12 months from the date of withdrawal of the loans from the first and second facilities, respectively.
Bank warrants						59,761
Maximum royalties payable including interest				$ 12,548
Royalties paid				2,624
Fair value of the warrants				150
Remaining loan				2,850
Transaction costs				$ 156
Credit facility agreement, description				A senior fixed charge, unlimited in amount, was provided on a specific deposit in which an amount of not less than $ 2,000 was deposited ("the deposited amount"). It was agreed that if by March 16, 2018, the amount of loans actually withdrawn is less than $ 6,000, the deposited amount would be placed at one-third of the actual amount of loans outstanding on that date.
Loan		$ 12,548
Term		2 years
Interest rate		1.00%